UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

MARKET VECTORS ETF TRUST

(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins

Treasurer & Chief Financial Officer

Market Vectors ETF Trust

335 Madison Avenue - 19th Floor

New York, N.Y. 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

Date of fiscal year end: December 31,
Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N -Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

AGRIBUSINESS ETF

SCHEDULE OF INVESTMENTS

March 31, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Argentina: 0.1%
138,711	Cresud S.A.C.I.F. y A (ADR) *	$1,908,663
Australia: 2.2%
5,783,600	Incitec Pivot Ltd. #	17,918,045
795,733	Nufarm Ltd. #	4,027,402
2,043,547	Treasury Wine Estates Ltd. #	7,964,002
		29,909,449
Brazil: 0.2%
2,188,600	All America Latina Logistica SA	2,718,545
Canada: 10.4%
515,430	Agrium, Inc. (USD) †	53,743,886
2,710,010	Potash Corp. of Saskatchewan, Inc. (USD) †	87,397,822
		141,141,708
Chile: 0.3%
221,237	Sociedad Quimica y Minera de Chile SA (ADR)	4,037,575
China / Hong Kong: 2.9%
5,872,000	China BlueChemical Ltd. #	2,240,832
11,270,000	Goldin Financial Holdings Ltd * †	35,613,726
7,870,000	Sinofert Holdings Ltd. * #	1,595,624
		39,450,182
Germany: 1.9%
772,175	K+S AG #	25,129,792
Indonesia: 1.0%
1,411,676	Astra Agro Lestari Tbk PT #	2,620,276
32,342,700	Charoen Pokphand Indonesia Tbk PT #	8,765,159
12,539,510	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT #	1,655,991
		13,041,426
Israel: 1.2%
2,279,931	Israel Chemicals Ltd. #	16,203,292
Japan: 6.7%
4,614,130	Kubota Corp. #	72,904,294
794,000	Nippon Meat Packers, Inc. † #	18,298,177
		91,202,471
Malaysia: 2.9%
5,887,100	Felda Global Ventures Holdings Bhd #	3,444,687
12,833,455	IOI Corp. Bhd #	15,904,679
1,861,670	Kuala Lumpur Kepong Bhd #	11,466,126
2,231,900	PPB Group Bhd #	9,266,629
		40,082,121
Netherlands: 0.9%
395,582	OCI N.V. * #	12,227,964
Norway: 3.7%
1,177,324	Marine Harvest ASA (ADR)	13,413,252
718,169	Yara International ASA #	36,448,153
		49,861,405
Russia: 1.3%
574,751	PhosAgro OAO (GDR) * # Reg S	6,492,463
815,984	Uralkali OJSC (GDR) # Reg S	10,866,634
		17,359,097
Singapore: 4.1%
2,201,400	First Resources Ltd. #	3,029,582
24,744,645	Golden Agri-Resources Ltd. #	7,661,081
1,775,020	Indofood Agri Resources Ltd. #	955,597
18,633,851	Wilmar International Ltd. #	44,257,386
		55,903,646
South Africa: 0.3%
393,680	Tongaat Hulett Ltd. #	4,376,143
Switzerland: 8.1%
1,637,276	Syngenta AG (ADR) †	111,023,686
Taiwan: 0.4%
3,337,000	Taiwan Fertilizer Co. Ltd. #	5,782,167
Thailand: 1.1%
22,213,636	Charoen Pokphand Foods (NVDR) #	15,354,067
Turkey: 0.1%
59,808	Turk Traktor ve Ziraat Makineleri AS † #	1,779,856
Ukraine: 0.1%
196,454	Kernel Holding SA * #	1,905,587
United Kingdom: 2.2%
3,584,475	CNH Industrial NV (USD) †	29,249,316
United States: 48.0%
214,012	AGCO Corp.	10,195,532
90,368	Andersons, Inc.	3,738,524
1,790,118	Archer-Daniels-Midland Co.	84,851,593
94,326	Balchem Corp.	5,223,774
482,674	Bunge Ltd.	39,753,031
156,770	CF Industries Holdings, Inc.	44,472,514
1,053,147	Deere & Co.	92,350,460
394,424	FMC Corp.	22,580,774
111,962	IDEXX Laboratories, Inc. *	17,295,890
14,003	Lindsay Corp.	1,067,729
928,923	Monsanto Co.	104,540,994
1,203,468	Mosaic Co.	55,431,736
107,683	Neogen Corp. *	5,032,027
291,034	Pilgrim’s Pride Corp. †	6,574,458
187,146	Toro Co.	13,122,678
421,249	Tractor Supply Co.	35,831,440
1,174,146	Tyson Foods, Inc.	44,969,792
1,475,228	Zoetis, Inc.	68,288,304
		655,321,250
Total Common Stocks (Cost: $1,411,763,845)		1,364,969,408
MONEY MARKET FUND: 0.0% (Cost: $614,941)
614,941	Dreyfus Government Cash Management Fund	614,941
Total Investments Before Collateral for Securities Loaned: 100.1%
(Cost: $1,412,378,786)		1,365,584,349

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 7.3%
Repurchase Agreements: 7.3%
$23,665,171	Repurchase agreement dated 3/31/15 with Citigroup Global Markets, Inc., 0.14%, due 4/1/15, proceeds $23,665,263; (collateralized by various U.S. government and agency obligations, 0.00% to 11.00%, due 8/15/16 to 2/15/55, valued at $24,138,475 including accrued interest)	23,665,171

23,665,171	Repurchase agreement dated 3/31/15 with HSBC Securities USA, Inc., 0.11%, due 4/1/15, proceeds $23,665,243; (collateralized by various U.S. government and agency obligations, 0.00% to 9.38%, due 4/15/15 to 7/15/32, valued at $24,138,529 including accrued interest)	23,665,171

23,665,171	Repurchase agreement dated 3/31/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.15%, due 4/1/15, proceeds $23,665,270; (collateralized by various U.S. government and agency obligations, 0.00% to 7.00%, due 6/1/15 to 4/1/45, valued at $24,138,474 including accrued interest)	23,665,171

4,981,854	Repurchase agreement dated 3/31/15 with Morgan Stanley & Co. LLC , 0.12%, due 4/1/15, proceeds $4,981,871; (collateralized by various U.S. government and agency obligations, 2.00% to 9.00%, due 11/1/15 to 3/1/45, valued at $5,081,491 including accrued interest)	4,981,854

23,665,171	Repurchase agreement dated 3/31/15 with Royal Bank of Scotland PLC, 0.12%, due 4/1/15, proceeds $23,665,250; (collateralized by various U.S. government and agency obligations, 0.25% to 8.00%, due 7/31/15 to 2/15/44, valued at $24,138,524 including accrued interest)	23,665,171

Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $99,642,538)		99,642,538
Total Investments: 107.4% (Cost: $1,512,021,324)		1,465,226,887
Liabilities in excess of other assets: (7.4)%		(100,914,405)
NET ASSETS: 100.0%		$1,364,312,482

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $96,155,757.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $370,541,687 which represents 27.2% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	2.6%	$35,831,440
Consumer Staples	25.7	350,225,819
Financials	2.8	37,522,389
Health Care	6.6	90,616,221
Industrials	16.4	223,388,410
Materials	45.9	627,385,129
Money Market Fund	0.0	614,941
	100.0%	$1,365,584,349

The summary of inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Argentina	$1,908,663	$—	$—	$1,908,663
Australia	—	29,909,449	—	29,909,449
Brazil	2,718,545	—	—	2,718,545
Canada	141,141,708	—	—	141,141,708
Chile	4,037,575	—	—	4,037,575
China / Hong Kong	35,613,726	3,836,456	—	39,450,182
Germany	—	25,129,792	—	25,129,792
Indonesia	—	13,041,426	—	13,041,426
Israel	—	16,203,292	—	16,203,292
Japan	—	91,202,471	—	91,202,471
Malaysia	—	40,082,121	—	40,082,121
Netherlands	—	12,227,964	—	12,227,964
Norway	13,413,252	36,448,153	—	49,861,405
Russia	—	17,359,097	—	17,359,097
Singapore	—	55,903,646	—	55,903,646
South Africa	—	4,376,143	—	4,376,143
Switzerland	111,023,686	—	—	111,023,686
Taiwan	—	5,782,167	—	5,782,167
Thailand	—	15,354,067	—	15,354,067
Turkey	—	1,779,856	—	1,779,856
Ukraine	—	1,905,587	—	1,905,587
United Kingdom	29,249,316	—	—	29,249,316
United States	655,321,250	—	—	655,321,250
Money Market Fund	614,941	—	—	614,941
Repurchase Agreements	—	99,642,538	—	99,642,538
Total	$995,042,662	$470,184,225	$—	$1,465,226,887

During the period ended March 31, 2015, transfers of securities from Level 1 to Level 2 were $13,235,737. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2015:

Common Stocks
China/Hong Kong
Balance as of December 31, 2014	$1,352,155
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in and/or out of level 3	(1,352,155)
Balance as of March 31, 2015	$—

Transfers from Level 3 to Level 1 resulted primarily from resumed trading.

See Notes to Schedules of Investments

COAL ETF

SCHEDULE OF INVESTMENTS

March 31, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.5%
Australia: 10.2%
2,257,814	Aurizon Holdings Ltd. #	$8,335,473
650,582	New Hope Corp. Ltd. #	1,205,501
923,778	Whitehaven Coal Ltd. * #	1,000,440
		10,541,414
Canada: 4.5%
187,042	Westshore Terminals Investment Corp.	4,612,177
China / Hong Kong: 18.7%
8,519,095	China Coal Energy Co. Ltd. #	4,699,716
3,393,408	China Shenhua Energy Co. Ltd. #	8,655,116
9,546,067	Fushan International Energy Group Ltd. #	1,944,319
2,161,307	Hidili Industry International Development Ltd. * #	164,189
459,965	Yanzhou Coal Mining Co. Ltd. (ADR)	3,845,307
		19,308,647
Indonesia: 15.7%
62,604,115	Adaro Energy Tbk PT #	4,537,028
86,025,100	Bumi Resources Tbk PT * #	512,670
1,547,952	Indo Tambangraya Megah Tbk PT #	1,995,394
2,615,800	Tambang Batubara Bukit Asam Tbk PT #	2,144,663
4,199,400	United Tractors Tbk PT #	6,988,479
		16,178,234
Philippines: 4.6%
1,279,670	Semirara Mining and Power Corp. #	4,779,652
Poland: 2.9%
206,823	Jastrzebska Spolka Weglowa SA * #	941,696
90,540	Lubelski Wegiel Bogdanka SA #	2,001,378
		2,943,074
Russia: 0.3%
495,472	Raspadskaya OAO (USD) * #	356,808
South Africa: 4.3%
532,689	Exxaro Resources Ltd. #	4,403,138
Thailand: 5.2%
5,873,400	Banpu PCL (NVDR) #	5,320,316
United States: 33.1%
82,017	Alliance Holdings GP LP	4,239,459
143,788	Alliance Resource Partners LP	4,806,833
633,258	Alpha Natural Resources, Inc. *	633,195
714,711	Arch Coal, Inc. *	714,639
128,986	Cloud Peak Energy, Inc. *	750,698
249,980	Consol Energy, Inc.	6,971,942
29,758	FreightCar America, Inc.	935,294
161,787	Joy Global, Inc.	6,338,815
359,054	Natural Resource Partners LP	2,434,386
645,458	Peabody Energy Corp.	3,175,653
205,055	SunCoke Energy, Inc.	3,063,522
		34,064,436
Total Common Stocks (Cost: $180,025,575)		102,507,896
MONEY MARKET FUND: 0.1% (Cost: $72,977)
72,977	Dreyfus Government Cash Management Fund	72,977
Total Investments: 99.6% (Cost: $180,098,552)		102,580,873
Other assets less liabilities: 0.4%		402,417
NET ASSETS: 100.0%		$102,983,290

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $59,985,976 which represents 58.2% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Energy	67.3%	$68,991,313
Industrials	26.5	27,210,238
Materials	6.1	6,306,345
Money Market Fund	0.1	72,977
	100.0%	$102,580,873

The summary of inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$10,541,414	$—	$10,541,414
Canada	4,612,177	—	—	4,612,177
China / Hong Kong	3,845,307	15,463,340	—	19,308,647
Indonesia	—	16,178,234	—	16,178,234
Philippines	—	4,779,652	—	4,779,652
Poland	—	2,943,074	—	2,943,074
Russia	—	356,808	—	356,808
South Africa	—	4,403,138	—	4,403,138
Thailand	—	5,320,316	—	5,320,316
United States	34,064,436	—	—	34,064,436
Money Market Fund	72,977	—	—	72,977
Total	$42,594,897	$59,985,976	$—	$102,580,873

There were no transfers between levels during the period ended March 31, 2015.

See Notes to Schedules of Investments

GLOBAL ALTERNATIVE ENERGY ETF

SCHEDULE OF INVESTMENTS

March 31, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Austria: 0.9%
42,740	Verbund - Oesterreichische Elektrizis AG † #	$713,454
Brazil: 1.3%
172,043	Cosan Ltd. (Class A) (USD)	1,089,032
Canada: 1.7%
43,285	Canadian Solar, Inc. (USD) *	1,445,286
China / Hong Kong: 11.5%
3,249,000	China Longyuan Power Group Corp. Ltd. #	3,531,104
337,600	Dongfang Electric Corp. Machinery Co. Ltd. #	651,389
10,933,000	GCL-Poly Energy Holdings Ltd. * #	2,894,374
30,572	JinkoSolar Holding Co. Ltd. (ADR) * †	783,866
71,299	Trina Solar Ltd. (ADR) * †	862,005
438,800	Xinjiang Goldwind Science & Technology Co. Ltd. #	824,495
		9,547,233
Denmark: 10.1%
203,043	Vestas Wind Systems A/S † #	8,362,802
Germany: 1.5%
62,822	Nordex SE * #	1,266,639
Italy: 3.4%
1,505,819	Enel Green Power SpA #	2,804,574
Japan: 3.4%
115,004	Kurita Water Industries Ltd. #	2,778,631
Spain: 5.2%
204,988	EDP Renovaveis SA #	1,407,298
227,820	Gamesa Corp. Tecnologica SA * #	2,865,724
		4,273,022
United States: 61.0%
119,096	Covanta Holding Corp.	2,671,323
114,957	Cree, Inc. * †	4,079,824
122,207	Eaton Corp. Plc	8,302,744
45,191	EnerSys, Inc.	2,903,070
76,748	First Solar, Inc. *	4,588,763
33,002	Green Plains Renewable Energy, Inc.	942,207
36,878	Itron, Inc. *	1,346,416
174,067	Plug Power, Inc. * †	450,834
46,555	Polypore International, Inc. *	2,742,089
29,658	Power Integrations, Inc.	1,544,589
61,150	Solarcity Corp. * †	3,135,772
276,173	SunEdison, Inc. * †	6,628,152
54,366	Sunpower Corp. * †	1,702,199
43,013	Tesla Motors, Inc. * †	8,119,564
41,813	Veeco Instruments, Inc. *	1,277,387
		50,434,933
Total Common Stocks (Cost: $84,007,014)		82,715,606

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 29.2%
Repurchase Agreements: 29.2%
$5,734,335	Repurchase agreement dated 3/31/15 with Citigroup Global Markets, Inc., 0.14%, due 4/1/15, proceeds $5,734,357; (collateralized by various U.S. government and agency obligations, 0.00% to 11.00%, due 8/15/16 to 2/15/55, valued at $5,849,022 including accrued interest)	5,734,335

5,734,335	Repurchase agreement dated 3/31/15 with Daiwa Capital Markets America, 0.18%, due 4/1/15, proceeds $5,734,364; (collateralized by various U.S. government and agency obligations, 0.00% to 8.00%, due 2/15/16 to 3/1/48, valued at $5,849,022 including accrued interest)	5,734,335

5,734,335	Repurchase agreement dated 3/31/15 with HSBC Securities USA, Inc., 0.11%, due 4/1/15, proceeds $5,734,353; (collateralized by various U.S. government and agency obligations, 0.00% to 9.38%, due 4/15/15 to 7/15/32, valued at $5,849,035 including accrued interest)	5,734,335

5,734,335	Repurchase agreement dated 3/31/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.15%, due 4/1/15, proceeds $5,734,359; (collateralized by various U.S. government and agency obligations, 0.00% to 7.00%, due 6/1/15 to 4/1/45, valued at $5,849,022 including accrued interest)	5,734,335

1,207,152	Repurchase agreement dated 3/31/15 with Morgan Stanley & Co. LLC , 0.12%, due 4/1/15, proceeds $1,207,156; (collateralized by various U.S. government and agency obligations, 2.00% to 9.00%, due 11/1/15 to 3/1/45, valued at $1,231,295 including accrued interest)	1,207,152

Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $24,144,492)		24,144,492
Total Investments: 129.2% (Cost: $108,151,506)		106,860,098
Liabilities in excess of other assets: (29.2)%		(24,122,506)
NET ASSETS: 100.0%		$82,737,592

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $23,272,275.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $28,100,484 which represents 34.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	9.8%	$8,119,564
Energy	2.5	2,031,239
Industrials	44.7	36,955,512
Information Technology	32.8	27,152,861
Utilities	10.2	8,456,430
	100.0%	$82,715,606

The summary of inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Austria	$—	$713,454	$—	$713,454
Brazil	1,089,032	—	—	1,089,032
Canada	1,445,286	—	—	1,445,286
China / Hong Kong	1,645,871	7,901,362	—	9,547,233
Denmark	—	8,362,802	—	8,362,802
Germany	—	1,266,639	—	1,266,639
Italy	—	2,804,574	—	2,804,574
Japan	—	2,778,631	—	2,778,631
Spain	—	4,273,022	—	4,273,022
United States	50,434,933	—	—	50,434,933
Repurchase Agreements	—	24,144,492	—	24,144,492
Total	$54,615,122	$52,244,976	$—	$106,860,098

There were no transfers between levels during the period ended March 31, 2015.

See Notes to Schedules of Investments

GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

March 31, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Australia: 7.2%
32,567,494	Newcrest Mining Ltd. * #	$329,451,715
45,047,763	Northern Star Resources Ltd. ‡ #	78,111,007
22,910,340	OceanaGold Corp. (LDR) ‡ † #	43,362,912
		450,925,634
Canada: 55.2%
10,891,150	Agnico-Eagle Mines Ltd. (USD) ‡	304,298,731
9,684,348	Alamos Gold, Inc. (USD) ‡ †	56,750,279
19,004,150	AuRico Gold, Inc. (USD) ‡	52,641,495
70,043,875	B2GOLD Corp. (USD) ‡ * †	106,466,690
37,067,743	Barrick Gold Corp. (USD)	406,262,463
17,980,105	Centerra Gold, Inc. ‡	87,735,530
12,840,939	Detour Gold Corp. ‡ *	108,993,363
54,489,812	Eldorado Gold Corp. (USD) ‡ †	250,108,237
8,941,997	First Majestic Silver Corp. (USD) ‡ * †	48,376,204
6,506,751	Franco-Nevada Corp. (USD) †	315,837,694
25,893,868	Goldcorp, Inc. (USD)	469,196,888
29,730,052	IAMGOLD Corp. (USD) ‡ * †	55,595,197
87,035,047	Kinross Gold Corp. (USD) ‡ *	194,958,505
38,681,251	New Gold, Inc. (USD) ‡ *	131,129,441
6,300,443	Osisko Gold Royalties Ltd. ‡	83,276,286
11,531,052	Pan American Silver Corp. (USD) ‡ †	101,127,326
12,284,801	Primero Mining Corp. (USD) ‡ * †	42,136,867
4,985,600	Rio Alto Mining Ltd. *	12,281,936
22,325,785	Semafo, Inc. ‡ *	67,338,728
16,385,860	Silver Wheaton Corp. (USD) †	311,659,057
71,304,839	Yamana Gold, Inc. (USD) ‡ †	255,984,372
		3,462,155,289
China / Hong Kong: 3.7%
2,014,308,000	G-Resources Group Ltd. ‡ * #	58,882,730
66,518,500	Zhaojin Mining Industry Co. Ltd. ‡ † #	35,416,390
444,368,000	Zijin Mining Group Ltd. ‡ † #	140,686,128
		234,985,248
Peru: 3.4%
20,959,451	Cia de Minas Buenaventura SA (ADR) ‡	212,319,239
South Africa: 11.7%
30,866,962	AngloGold Ashanti Ltd. (ADR) ‡ *	288,297,425
59,160,793	Gold Fields Ltd. (ADR) ‡	237,234,780
33,160,894	Harmony Gold Mining Co. Ltd. (ADR) ‡ * †	57,699,956
17,357,471	Sibanye Gold Ltd. (ADR) ‡	148,059,228
		731,291,389
United Kingdom: 6.2%
87,607,140	Cenatamin Plc ‡ † #	74,578,311
4,522,943	Randgold Resources Ltd. (ADR) †	313,304,262
		387,882,573
United States: 12.7%
22,115,562	Alacer Gold Corp. (CAD) ‡	47,845,748
7,858,223	Coeur d’Alene Mines Corp. ‡ *	37,012,230
28,089,687	Hecla Mining Co. ‡	83,707,267
15,884,154	Newmont Mining Corp.	344,844,983
4,511,321	Royal Gold, Inc. ‡	284,709,468
		798,119,696
Total Common Stocks (Cost: $9,827,011,365)		6,277,679,068
MONEY MARKET FUND: 0.0% (Cost: $417,039)
417,039	Dreyfus Government Cash Management Fund	417,039
Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $9,827,428,404)		6,278,096,107

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 3.7%
Repurchase Agreements: 3.7%
$54,736,710	Repurchase agreement dated 3/31/15 with Citigroup Global Markets, Inc., 0.14%, due 4/1/15, proceeds $54,736,923; (collateralized by various U.S. government and agency obligations, 0.00% to 11.00%, due 8/15/16 to 2/15/55, valued at $55,831,445 including accrued interest)	54,736,710

54,736,710	Repurchase agreement dated 3/31/15 with HSBC Securities USA, Inc., 0.11%, due 4/1/15, proceeds $54,736,877; (collateralized by various U.S. government and agency obligations, 0.00% to 9.38%, due 4/15/15 to 7/15/32, valued at $55,831,571 including accrued interest)	54,736,710

54,736,710	Repurchase agreement dated 3/31/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.15%, due 4/1/15, proceeds $54,736,938; (collateralized by various U.S. government and agency obligations, 0.00% to 7.00%, due 6/1/15 to 4/1/45, valued at $55,831,444 including accrued interest)	54,736,710

11,522,974	Repurchase agreement dated 3/31/15 with Morgan Stanley & Co. LLC , 0.12%, due 4/1/15, proceeds $11,523,012; (collateralized by various U.S. government and agency obligations, 2.00% to 9.00%, due 11/1/15 to 3/1/45, valued at $11,753,434 including accrued interest)	11,522,974

54,736,710	Repurchase agreement dated 3/31/15 with Royal Bank of Scotland PLC, 0.12%, due 4/1/15, proceeds $54,736,892; (collateralized by various U.S. government and agency obligations, 0.25% to 8.00%, due 7/31/15 to 2/15/44, valued at $55,831,559 including accrued interest)	54,736,710

Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $230,469,814)		230,469,814
Total Investments: 103.8% (Cost: $10,057,898,218)		6,508,565,921
Liabilities in excess of other assets: (3.8)%		(235,710,941)
NET ASSETS: 100.0%		$6,272,854,980

ADR	American Depositary Receipt
CAD	Canadian Dollar
LDR	Local Depositary Receipt
USD	United States Dollar

‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $217,395,482.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $760,489,193 which represents 12.1% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Gold	90.7%	$5,695,796,984
Silver	9.3	581,882,084
Money Market Fund	0.0	417,039
	100.0%	$6,278,096,107

A summary of the Fund’s transactions in securities of affiliates for the period ended March 31, 2015 is set forth below:

Affiliates	Value 12/31/14		Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Value 03/31/15
Agnico-Eagle Mines Ltd.	$—	(a)	$66,178,407	$(41,722,008)	$(30,139,207)	$826,106	$304,298,731
Alacer Gold Corp.	35,854,750		11,780,056	(1,979,395)	156,853	—	47,845,748
Alamos Gold, Inc.	55,054,167		15,378,222	(2,447,644)	202,803	—	56,750,279
AngloGold Ashanti Ltd.	213,905,978		82,259,396	(12,579,659)	1,185,892	—	288,297,425
AuRico Gold, Inc.	49,623,717		16,603,436	(2,362,045)	(136,103)	350,176	52,641,495
B2GOLD Corp.	90,268,950		31,803,090	(4,600,605)	(45,221)	—	106,466,690
Cenatamin Plc	64,162,567		20,304,509	(3,206,538)	510,528	—	74,578,311
Centerra Gold, Inc.	74,741,382		23,512,801	(3,631,836)	(377,152)	463,108	87,735,530
Cia de Minas Buenaventura SA	159,759,741		56,658,772	(9,093,801)	591,825	—	212,319,239
Coeur d’Alene Mines Corp.	32,050,319		11,312,562	(1,660,472)	27,760	—	37,012,230
Detour Gold Corp.	78,405,696		36,569,840	(4,457,337)	472,911	—	108,993,363
Eldorado Gold Corp.	235,952,883		97,699,542	(10,571,633)	(463,114)	297,522	250,108,237
First Majestic Silver Corp.	35,768,464		13,156,516	(2,072,661)	136,615	—	48,376,204
Gold Fields Ltd.	212,936,056		74,779,105	(10,305,293)	(489,705)	780,985	237,234,780
G-Resources Group Ltd.	38,016,881		14,477,589	(2,442,468)	425,947	—	58,882,730
Harmony Gold Mining Co. Ltd.	49,971,160		20,634,860	(2,643,779)	118,919	—	57,699,956
Hecla Mining Co.	62,161,127		22,605,611	(3,543,914)	251,465	65,197	83,707,267
IAMGOLD Corp.	61,699,863		19,951,644	(2,468,724)	(185,964)	—	55,595,197
Kinross Gold Corp.	195,679,481		63,984,339	(8,876,753)	(585,402)	—	194,958,505
New Gold, Inc.	131,532,502		39,928,618	(5,706,169)	(309,488)	—	131,129,441
Northern Star Resources Ltd.	—		85,154,102	(2,020,431)	117,823	708,815	78,111,007
OceanaGold Corp.	30,704,143		11,305,085	(1,803,831)	66,366	736,194	43,362,912
Osisko Gold Royalties Ltd.	—		87,415,517	(2,120,681)	5,573	113,565	83,276,286
Pan American Silver Corp.	84,506,674		29,923,072	(4,450,688)	(180,609)	1,155,480	101,127,326
Primero Mining Corp.	37,245,005		11,978,877	(1,722,581)	(55,087)	—	42,136,867
Rio Alto Mining Ltd.	48,992,680		11,084,553	(50,773,457)	188,499	—	—	(b)
Royal Gold, Inc.	231,210,200		71,942,994	(12,209,288)	(45,154)	999,439	284,709,468
Semafo, Inc.	43,279,325		20,645,299	(2,702,068)	329,889	—	67,338,728
Sibanye Gold Ltd.	103,070,198		44,496,475	(6,455,039)	2,773,938	2,772,744	148,059,228
Yamana Gold, Inc.	214,666,726		84,593,462	(10,997,810)	(478,641)	922,668	255,984,372
Zhaojin Mining Industry Co. Ltd.	26,600,864		9,472,846	(1,514,921)	93,311	—	35,416,390
Zijin Mining Group Ltd.	100,106,563		32,883,379	(5,560,481)	688,180	—	140,686,128
	$2,797,928,062		$1,240,474,576	$(238,704,010)	$(25,145,750)	$10,191,999	$3,774,840,070

(a)	Security held by the Fund, however not classified as an affiliate at the beginning of the reporting period.
(b)	Security held by the Fund, however not classified as an affiliate at the end of the reporting period.

The summary of inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$450,925,634	$—	$450,925,634
Canada	3,462,155,289	—	—	3,462,155,289
China / Hong Kong	—	234,985,248	—	234,985,248
Peru	212,319,239	—	—	212,319,239
South Africa	731,291,389	—	—	731,291,389
United Kingdom	313,304,262	74,578,311	—	387,882,573
United States	798,119,696	—	—	798,119,696
Money Market Fund	417,039	—	—	417,039
Repurchase Agreements	—	230,469,814	—	230,469,814
Total	$5,517,606,914	$990,959,007	$—	$6,508,565,921

There were no transfers between levels during the period ended March 31, 2015.

See Notes to Schedules of Investments

JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

March 31, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.6%
Australia: 15.3%
57,726,358	Beadell Resources Ltd. ‡ † #	$11,315,987
34,013,300	Evolution Mining Ltd. † #	21,929,952
17,797,077	Kingsgate Consolidated Ltd. ‡ * † #	9,289,657
16,730,250	Medusa Mining Ltd. ‡ * † #	11,980,150
42,819,406	Northern Star Resources Ltd. ‡ † #	74,247,125
22,328,343	OceanaGold Corp. (CAD) ‡	42,488,201
42,402,989	Perseus Mining Ltd. (CAD) ‡ *	9,374,526
29,264,921	Regis Resources Ltd. ‡ * † #	29,133,976
35,198,494	Resolute Mining Ltd. ‡ * #	8,222,553
53,675,229	Saracen Mineral Holdings Ltd. ‡ * #	17,177,733
42,358,890	Silver Lake Resources Ltd. ‡ * † #	6,403,865
15,721,495	Troy Resources Ltd. ‡ * † #	5,344,333
		246,908,058
Canada: 59.8%
7,224,392	Alamos Gold, Inc. (USD) ‡ †	42,334,937
10,296,237	Argonaut Gold, Inc. ‡ *	14,308,233
14,227,888	Asanko Gold, Inc. ‡ *	20,221,238
16,920,746	AuRico Gold, Inc. (USD) ‡	46,870,466
3,322,261	Bear Creek Mining Corp. *	3,069,124
7,788,179	Centerra Gold, Inc.	38,003,116
7,098,828	Continental Gold Ltd. ‡ * †	10,817,796
7,456,382	Dundee Precious Metals, Inc. ‡ *	16,013,706
8,677,047	Endeavour Silver Corp. (USD) ‡ * †	16,486,389
9,252,819	First Majestic Silver Corp. (USD) ‡ * †	50,057,751
7,997,002	Fortuna Silver Mines Inc (USD) ‡ *	30,708,488
11,598,341	Gabriel Resources Ltd. *	3,479,960
11,875,090	Great Panther Silver Ltd. (USD) ‡ *	6,887,552
6,882,269	Guyana Goldfields, Inc. * †	16,030,552
30,763,391	IAMGOLD Corp. (USD) ‡ * †	57,527,541
4,539,403	Kirkland Lake Gold, Inc. ‡ * †	19,498,107
37,054,922	Lake Shore Gold Corp. ‡ *	30,135,468
3,410,107	MAG Silver Corp. * †	21,109,545
16,680,630	McEwen Mining, Inc. (USD) ‡ * †	17,014,243
15,991,769	Novagold Resources, Inc. (USD) ‡ * †	47,335,636
6,595,231	Osisko Gold Royalties Ltd. ‡	87,172,655
12,084,704	Premier Gold Mines Ltd. ‡ *	23,377,438
7,155,794	Pretium Resources, Inc. (USD) ‡ * †	36,065,202
10,642,468	Primero Mining Corp. (USD) ‡ *	36,503,665
2,070,735	Rio Alto Mining Ltd. *	5,101,218
100,049,786	Romarco Minerals, Inc. ‡ *	33,968,739
24,409,180	Rubicon Minerals Corp. (USD) ‡ *	23,186,280
8,598,710	Sandstorm Gold Ltd. (USD) ‡ * †	28,203,769
2,747,727	Seabridge Gold, Inc. (USD) ‡ * †	15,085,021
18,803,786	Semafo, Inc. ‡ *	56,715,722
6,871,218	Silver Standard Resources, Inc. (USD) ‡ *	31,126,618
14,540,225	Silvercorp Metals, Inc. (USD) ‡ †	17,157,466
3,539,254	Sulliden Mining Capital, Inc. ‡ *	698,629
25,500,205	Teranga Gold Corp. ‡ *	12,886,010
12,343,083	Timmins Gold Corp. ‡ *	8,478,865
51,736,218	Torex Gold Resources, Inc. ‡ *	42,892,245
		966,529,390
Cayman Islands: 1.0%
32,885,729	Endeavour Mining Corp. (CAD) ‡ *	15,319,842
China / Hong Kong: 3.7%
18,859,887	China Gold International Resources Corp. Ltd. (CAD) *	22,039,189
252,868,000	China Precious Metal Resources Holdings Co. Ltd. ‡ * † #	20,819,451
44,720,000	China Silver Group Ltd. #	14,390,328
19,287,400	Real Gold Mining Ltd. * # §	3,205,849
		60,454,817
South Africa: 3.4%
2,997,056	DRDGOLD Ltd. (ADR) ‡ †	5,184,907
28,727,602	Harmony Gold Mining Co. Ltd. (ADR) ‡ * †	49,986,027
		55,170,934
Turkey: 2.1%
3,185,794	Koza Altin Isletmeleri AS #	34,501,004
United Kingdom: 4.2%
72,732,589	Cenatamin Plc ‡ † #	61,915,886
8,331,529	Highland Gold Mining Ltd. #	4,539,203
38,603,767	Patagonia Gold Plc *	1,432,683
		67,887,772
United States: 10.1%
14,635,265	Alacer Gold Corp. (CAD) ‡	31,662,555
6,902,183	Coeur d’Alene Mines Corp. ‡ * †	32,509,282
3,420,321	Gold Resource Corp. ‡ †	10,910,824
25,444,919	Hecla Mining Co. ‡	75,825,859
13,083,598	Midway Gold Corp. ‡ * †	4,186,751
8,005,121	Paramount Gold and Silver Corp. ‡ * †	8,085,172
		163,180,443
Total Common Stocks (Cost: $2,075,645,638)		1,609,952,260
MONEY MARKET FUND: 0.5% (Cost: $8,022,969)
8,022,969	Dreyfus Government Cash Management Fund	8,022,969
Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $2,083,668,607)		1,617,975,229

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 9.3%
Repurchase Agreements: 9.3%
$35,825,412	Repurchase agreement dated 3/31/15 with Citigroup Global Markets, Inc., 0.14%, due 4/1/15, proceeds $35,825,551; (collateralized by various U.S. government and agency obligations, 0.00% to 11.00%, due 8/15/16 to 2/15/55, valued at $36,541,921 including accrued interest)	35,825,412

35,825,412	Repurchase agreement dated 3/31/15 with HSBC Securities USA, Inc., 0.11%, due 4/1/15, proceeds $35,825,521; (collateralized by various U.S. government and agency obligations, 0.00% to 9.38%, due 4/15/15 to 7/15/32, valued at $36,542,004 including accrued interest)	35,825,412

35,825,412	Repurchase agreement dated 3/31/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.15%, due 4/1/15, proceeds $35,825,561; (collateralized by various U.S. government and agency obligations, 0.00% to 7.00%, due 6/1/15 to 4/1/45, valued at $36,541,920 including accrued interest)	35,825,412

7,541,759	Repurchase agreement dated 3/31/15 with Morgan Stanley & Co. LLC , 0.12%, due 4/1/15, proceeds $7,541,784; (collateralized by various U.S. government and agency obligations, 2.00% to 9.00%, due 11/1/15 to 3/1/45, valued at $7,692,594 including accrued interest)	7,541,759

35,825,412	Repurchase agreement dated 3/31/15 with Royal Bank of Scotland PLC, 0.12%, due 4/1/15, proceeds $35,825,531; (collateralized by various U.S. government and agency obligations, 0.25% to 8.00%, due 7/31/15 to 2/15/44, valued at $36,541,995 including accrued interest)	35,825,412

Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $150,843,407)		150,843,407
Total Investments: 109.4% (Cost: $2,234,512,014)		1,768,818,636
Liabilities in excess of other assets: (9.4)%		(152,151,683)
NET ASSETS: 100.0%		$1,616,666,953

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar

‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $135,266,561.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $334,417,052 which represents 20.7% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $3,205,849 which represents 0.2% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Diversified Metals & Mining	0.3%	$5,101,218
Gold	42.1	680,711,159
Materials	48.7	788,381,300
Precious Metals & Minerals	1.8	28,600,685
Silver	6.6	107,157,898
Money Market Fund	0.5	8,022,969
	100.0%	$1,617,975,229

A summary of the Fund’s transactions in securities of affiliates for the period ended March 31, 2015 is set forth below:

Affiliates	Value 12/31/14		Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Value 03/31/15
Alacer Gold Corp.	$30,975,520		$5,769,817	$(6,664,222)	$(580,741)	$—	$31,662,555
Alamos Gold, Inc.	52,094,504		8,860,293	(7,758,880)	(2,062,958)	—	42,334,937
Allied Nevada Gold Corp.	6,202,778		1,000,254	(1,000,076)	(28,088,934)	—	—
Argonaut Gold, Inc.	15,455,253		3,329,945	(1,554,144)	(3,627,782)	—	14,308,233
Asanko Gold, Inc.	17,401,087		5,552,314	(623,832)	(220,964)	—	20,221,238
AuRico Gold, Inc.	58,337,962		10,626,263	(11,259,194)	(2,435,942)	384,485	46,870,466
Beadell Resources Ltd.	8,822,317		2,502,291	(368,650)	(339,610)	434,263	11,315,987
Cenatamin Plc	80,951,255		13,300,164	(23,702,264)	(3,718,810)	—	61,915,886
China Precious Metal Resources Holdings Co. Ltd.	—	(a)	2,926,302	(691,685)	(397,186)	—	20,819,451
Coeur d’Alene Mines Corp.	33,543,936		5,861,942	(3,964,602)	(173,467)	—	32,509,282
Continental Gold Ltd.	11,300,658		2,160,986	(1,809,546)	(2,566,487)	—	10,817,796
DRDGOLD Ltd.	5,192,261		1,038,374	(1,431,387)	(1,664,568)	—	5,184,907
Dundee Precious Metals, Inc.	—	(a)	4,905,796	(425,296)	(291,941)	—	16,013,706
Endeavour Mining Corp.	11,464,177		2,243,464	(1,513,875)	(1,187,155)	—	15,319,842
Endeavour Silver Corp.	16,274,609		3,271,075	(534,519)	(546,046)	—	16,486,389
First Majestic Silver Corp.	48,717,167		9,327,457	(11,246,678)	(283,339)	—	50,057,751
Fortuna Silver Mines Inc	31,743,506		5,775,796	(950,034)	(92,650)	—	30,708,488
Gold Resource Corp.	12,415,889		2,050,246	(2,516,978)	(1,966,125)	120,250	10,910,824
Great Panther Silver Ltd.	6,415,211		1,164,466	(210,978)	(149,871)	—	6,887,552
Harmony Gold Mining Co. Ltd.	47,284,787		10,934,340	(1,888,161)	(131,039)	—	49,986,027
Hecla Mining Co.	75,112,771		13,003,131	(18,478,689)	1,502,768	73,794	75,825,859
IAMGOLD Corp.	84,036,193		14,121,748	(11,126,738)	(4,643,784)	—	57,527,541
Kingsgate Consolidated Ltd.	8,402,461		1,572,048	(326,367)	(135,459)	—	9,289,657
Kirkland Lake Gold, Inc.	10,691,953		4,078,973	(955,806)	13,083	—	19,498,107
Lake Shore Gold Corp.	21,023,120		5,488,192	(869,447)	(29,348)	—	30,135,468
McEwen Mining, Inc.	15,121,820		3,992,059	(471,706)	(417,761)	—	17,014,243
Medusa Mining Ltd.	6,717,260		2,837,688	(288,804)	(303,646)	—	11,980,150
Midway Gold Corp.	8,325,992		1,313,122	(235,720)	(87,007)	—	4,186,751
Northern Star Resources Ltd.	47,886,864		10,023,939	(5,864,235)	1,065,046	644,243	74,247,125
Novagold Resources, Inc.	—		8,978,042	(7,184,681)	(1,020,394)	—	47,335,636
OceanaGold Corp.	38,366,189		6,952,382	(6,395,211)	(1,828,386)	832,882	42,488,201
Osisko Gold Royalties Ltd.	—		89,374,762	(181,262)	(506)	113,452	87,172,655
Paramount Gold and Silver Corp.	10,774,185		1,827,947	(4,327,175)	(1,446,503)	—	—	(b)
Perseus Mining Ltd.	7,266,429		1,887,736	(323,154)	(196,519)	—	9,374,526
Premier Gold Mines Ltd.	17,606,006		3,383,498	(977,368)	(192,393)	—	23,377,438
Pretium Resources, Inc.	42,922,393		14,787,640	(14,033,716)	(2,387,036)	—	36,065,202
Primero Mining Corp.	34,708,865		7,557,586	(970,120)	(612,788)	—	36,503,665
Regis Resources Ltd.	49,556,231		7,745,999	(7,659,685)	(3,966,247)	—	29,133,976
Resolute Mining Ltd.	—		1,813,808	(250,072)	(164,598)	—	8,222,553
Rio Alto Mining Ltd.	54,084,299		7,787,369	(57,922,198)	(44,702)	—	—	(b)
Romarco Minerals, Inc.	17,003,244		25,723,755	(398,777)	(17,388)	—	33,968,739
Rubicon Minerals Corp.	22,806,787		4,127,289	(2,828,307)	(1,469,783)	—	23,186,280
Sandstorm Gold Ltd.	25,036,203		5,469,266	(802,324)	(492,212)	—	28,203,769
Saracen Mineral Holdings Ltd.	10,229,869		2,267,630	(1,304,987)	881	—	17,177,733
Seabridge Gold, Inc.	21,592,909		3,821,716	(3,678,903)	(1,594,752)	—	15,085,021
Semafo, Inc.	42,813,604		8,530,177	(1,760,104)	(117,076)	—	56,715,722
Silver Lake Resources Ltd.	5,853,241		1,246,990	(193,721)	(316,913)	—	6,403,865
Silver Standard Resources, Inc.	26,700,369		9,305,182	(914,643)	(161,724)	—	31,126,618
Silvercorp Metals, Inc.	16,413,426		3,290,881	(532,240)	(566,905)	44,458	17,157,466
Sulliden Mining Capital, Inc.	1,283,390		—	—	—	—	698,629
Tanzanian Royalty Exploration Corp.	4,856,646		556,257	(4,297,671)	(14,311,347)	—	—
Teranga Gold Corp.	8,191,876		2,515,662	(334,322)	(54,113)	—	12,886,010
Timmins Gold Corp.	9,526,798		2,604,609	(263,214)	(194,432)	—	8,478,865
Torex Gold Resources, Inc.	50,726,173		9,100,672	(3,340,425)	(2,737,931)	—	42,892,245
Troy Resources Ltd.	4,469,637		1,640,524	(169,901)	(152,831)	—	5,344,333
	$1,294,700,080		$391,329,864	$(239,776,694)	$(87,608,321)	$2,647,827	$1,413,035,365

(a)	Security held by the Fund, however not classified as an affiliate at the beginning of the reporting period.
(b)	Security held by the Fund, however not classified as an affiliate at the end of the reporting period.

The summary of inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$51,862,727	$195,045,331	$—	$246,908,058
Canada	966,529,390	—	—	966,529,390
Cayman Islands	15,319,842	—	—	15,319,842
China / Hong Kong	22,039,189	35,209,779	3,205,849	60,454,817
South Africa	55,170,934	—	—	55,170,934
Turkey	—	34,501,004	—	34,501,004
United Kingdom	1,432,683	66,455,089	—	67,887,772
United States	163,180,443	—	—	163,180,443
Money Market Fund	8,022,969	—	—	8,022,969
Repurchase Agreements	—	150,843,407	—	150,843,407
Total	$1,283,558,177	$482,054,610	$3,205,849	$1,768,818,636

During the period ended March 31, 2015, transfers of securities from Level 2 to Level 1 were $2,579,149. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2015:

Common Stocks
China/Hong Kong
Balance as of December 31, 2014	$3,039,646
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	166,203
Purchases	—
Sales	—
Transfers in and/or out of level 3	—
Balance as of March 31, 2015	$3,205,849

See Notes to Schedules of Investments

NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS

March 31, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.3%
Argentina: 0.1%
2,724	YPF SA (ADR)	$74,774
Australia: 3.7%
58,451	Alumina Ltd. #	71,345
11,445	Bega Cheese Ltd. #	41,887
75,872	BHP Billiton Ltd. #	1,768,897
13,363	BlueScope Steel Ltd. #	42,484
1,908	Caltex Australia Ltd. #	50,790
40,223	Fortescue Metals Group Ltd. † #	59,722
15,236	GrainCorp. Ltd. #	109,190
9,894	Iluka Resources Ltd. #	63,969
42,339	Newcrest Mining Ltd. * #	428,300
16,533	Oil Search Ltd. #	90,480
15,566	Origin Energy Ltd. #	133,831
13,786	Santos Ltd. #	74,799
10,016	Woodside Petroleum Ltd. #	263,201
		3,198,895
Austria: 0.3%
197	Mayr-Melnhof Karton AG	20,311
2,035	OMV AG #	55,758
2,794	Verbund - Oesterreichische Elektrizis AG † #	46,640
2,569	Voestalpine AG #	93,865
		216,574
Bermuda: 0.1%
4,091	Nabors Industries Ltd. (USD)	55,842
		55,842
Brazil: 0.7%
14,466	Cia de Saneamento Basico do Estado de Sao Paulo (ADR) †	78,406
17,058	Cia Siderurgica Nacional SA (ADR) †	28,657
5,350	Fibria Celulose SA *	75,661
21,134	Gerdau SA (ADR) †	67,629
21,040	Petroleo Brasileiro SA (ADR) †	126,450
4,000	SLC Agricola SA	21,914
34,988	Vale SA (ADR) †	197,682
		596,399
Canada: 11.8%
11,927	Agnico-Eagle Mines Ltd. (USD)	333,240
11,993	Agrium, Inc. (USD) †	1,250,510
4,777	ARC Resources Ltd. †	82,075
51,091	B2Gold Corp. *	76,243
64,599	Barrick Gold Corp. (USD)	708,005
9,357	Cameco Corp. (USD)	130,343
15,437	Canadian Natural Resources Ltd. (USD)	474,070
1,611	Canadian Solar, Inc. (USD) *	53,791
1,852	Canfor Corp. *	37,069
9,366	Detour Gold Corp. *	79,498
4,722	Dominion Diamond Corp. *	80,682
1,530	Domtar Corp. (USD)	70,717
39,746	Eldorado Gold Corp. (USD)	182,434
12,042	Enbridge, Inc. (USD)	584,037
11,687	EnCana Corp. (USD)	130,310
14,197	First Quantum Minerals Ltd.	172,068
45,126	Goldcorp, Inc. (USD)	817,683
4,172	Husky Energy, Inc.	85,153
3,594	Imperial Oil Ltd. (USD)	143,329
63,484	Kinross Gold Corp. (USD) *	142,204
14,772	Lundin Mining Corp. *	59,601
12,026	New Gold, Inc. *	40,356
8,411	Pan American Silver Corp. (USD)	73,764
69,303	Potash Corp. of Saskatchewan, Inc. (USD)	2,235,022
2,271	Resolute Forest Products (USD) *	39,175
22,392	Silver Wheaton Corp. (USD)	425,896
20,416	Suncor Energy, Inc. (USD)	597,168
13,475	Talisman Energy, Inc. (USD)	103,488
11,033	Teck Cominco Ltd. (USD)	151,483
2,385	Tourmaline Oil Corp. *	72,181
10,017	TransCanada Corp. (USD)	427,926
54,690	Turquoise Hill Resources Ltd. *	170,569
1,624	West Fraser Timber Co. Ltd.	83,091
52,011	Yamana Gold, Inc. (USD)	186,719
		10,299,900
Chile: 0.2%
116,554	Aguas Andinas SA #	68,326
31,807	Empresas CMPC SA	87,329
15,662	Inversiones Aguas Metropolitanas SA	25,252
		180,907
China / Hong Kong: 2.3%
3,730	Aluminum Corp of China Ltd. (ADR) *	46,550
26,100	Angang New Steel Co. Ltd. #	19,206
183,714	China Agri-Industries Holdings Ltd. #	71,163
58,200	China Coal Energy Co. Ltd. #	32,107
32,200	China Gas Holdings Ltd. #	52,685
22,000	China Hongqiao Group Ltd. #	13,178
197,200	China Modern Dairy Holdings Ltd. * #	65,638
31,100	China Molybdenum Co. Ltd. (Class H) † #	21,939
26,100	China Oilfield Services Ltd. (Class H) #	43,458
361,227	China Petroleum & Chemical Corp. #	287,852
47,991	China Shenhua Energy Co. Ltd. #	122,404
227,279	CNOOC Ltd. #	320,748
14,400	Dongfang Electric Corp. Machinery Co. Ltd. † #	27,784
44,100	Fosun International Ltd. #	85,322
50,100	Huaneng Power International, Inc. #	59,500
14,500	Inner Mongolia Yitai Coal Co. (USD) #	21,182
32,500	Jiangxi Copper Co. Ltd. (Class H) #	60,401
45,400	Kunlun Energy Co. Ltd. #	44,093
51,400	Lee & Man Paper Manufacturing Ltd. #	24,859
40,000	Maanshan Iron and Steel Co. Ltd. (Class H) * #	11,514
40,157	Nine Dragons Paper Holdings Ltd. #	25,109
75,300	Noble Group Ltd. (SGD) #	50,463
297,840	PetroChina Co. Ltd. (Class-H) #	330,734
14,000	Tianjin Capital Environmental Protection Group Co. Ltd. #	10,892
28,000	Yanzhou Coal Mining Co. Ltd. † #	23,775
49,200	Zhaojin Mining Industry Co. Ltd. † #	26,195
323,861	Zijin Mining Group Ltd. † #	102,534
		2,001,285
Denmark: 0.4%
9,485	Vestas Wind Systems A/S † #	390,662
Finland: 0.3%
1,812	Neste Oil OYJ #	47,491
6,878	Outokumpu OYJ * #	54,599
13,671	Stora Enso OYJ (R Shares) #	140,402
		242,492
France: 2.8%
157	Eramet SA * #	14,335
14,635	Suez Environnement Co. #	251,671
1,607	Technip SA #	97,091
33,618	Total SA #	1,669,107
20,231	Veolia Environnement SA #	382,196
		2,414,400
Germany: 0.6%
797	Aurubis AG #	44,961
1,186	BayWa AG #	46,345
165	KWS Saat AG	48,112
2,636	Nordex SE * #	53,148
909	Salzgitter AG † #	26,325
10,303	ThyssenKrupp AG #	269,421
		488,312
Hungary: 0.0%
739	MOL Hungarian Oil & Gas Plc #	32,030
India: 0.4%
11,181	Reliance Industries Ltd. (GDR) * # 144A	295,193
1,544	Vedanta Resources Plc (GBP) #	11,416
		306,609
Indonesia: 0.1%
26,244	Astra Agro Lestari Tbk PT #	48,713
49,354	International Nickel Indonesia Tbk PT #	12,193
233,400	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT #	30,823
		91,729
Ireland: 0.2%
5,470	Smurfit Kappa Group Plc #	153,975
Italy: 0.8%
38,013	ENI SpA #	657,169
3,555	Saipem SpA * † #	36,119
		693,288
Japan: 3.3%
9,100	Calbee, Inc. #	395,083
10,000	Daido Steel Co. #	44,763
3,300	Daio Paper Corp. #	28,275
7,100	Dowa Holdings Co. Ltd. #	60,645
5,117	Hitachi Metals Ltd. #	78,433
15,300	Inpex Holdings, Inc. #	168,602
13,664	JFE Holdings, Inc. #	301,632
35,300	JX Holdings, Inc. #	135,834
81,235	Kobe Steel Ltd. #	149,844
4,765	Kurita Water Industries Ltd. #	115,128
30,829	Mitsubishi Materials Corp. #	103,602
2,800	Nippon Paper Industries #	42,080
224,900	Nippon Steel Corp. #	565,537
23,114	Nippon Suisan Kaisha Ltd. #	70,131
22,350	Nisshin Seifun Group, Inc. #	263,085
23,976	OJI Paper Co. Ltd. #	98,107
6,370	Rengo Co. Ltd. † #	26,974
3,983	Sumitomo Forestry Co. Ltd. #	43,494
12,923	Sumitomo Metal Mining Ltd. #	188,895
4,400	TonenGeneral Sekiyu K.K. #	37,949
		2,918,093
Luxembourg: 0.5%
7,434	Adecoagro SA (USD) *	75,975
24,018	ArcelorMittal † #	225,089
3,337	Tenaris SA (ADR)	93,436
1,114	Ternium SA (ADR)	20,130
		414,630
Malaysia: 0.6%
16,051	Genting Plantation Bhd	43,947
237,094	IOI Corp. Bhd #	293,834
33,878	Kuala Lumpur Kepong Bhd #	208,656
3,400	Petronas Dagangan Bhd #	18,367
		564,804
Mexico: 0.7%
15,850	Gruma, SAB de CV	201,935
90,214	Grupo Mexico, SAB de CV	266,777
6,832	Industrias Penoles, SAB de CV	118,789
		587,501
Netherlands: 1.3%
612	Core Laboratories NV (USD) †	63,948
34,681	Royal Dutch Shell Plc (GBP) #	1,081,126
		1,145,074
Norway: 1.7%
25,339	Marine Harvest ASA #	290,177
32,284	Norsk Hydro ASA #	169,624
5,227	SeaDrill Ltd. #	48,923
14,874	Statoil ASA † #	262,882
14,872	Yara International ASA #	754,776
		1,526,382
Peru: 0.1%
10,243	Cia de Minas Buenaventura SA (ADR)	103,762
Philippines: 0.0%
34,100	Manila Water Co., Inc.	20,674
17,100	Nickel Asia Corp #	9,159
		29,833
Poland: 0.2%
3,215	KGHM Polska Miedz SA #	101,554
4,353	Polski Koncern Naftowy Orlen SA #	67,918
23,351	Polskie Gornictwo Naftowe I Gazownictwo SA #	33,822
		203,294
Portugal: 0.1%
4,454	Galp Energia, SGPS, SA #	48,111
3,316	Portucel-Empresa Productora de Pasta e Papel SA #	14,805
		62,916
Russia: 1.7%
11,598	JSC MMC Norilsk Nickel (ADR) #	206,740
7,334	Lukoil (ADR) #	338,965
2,641	Magnitogorsk Iron & Steel Works (GDR) # Reg S	8,720
1,116	Novatek OAO (GDR) # Reg S	83,302
1,984	Novolipetsk Steel (GDR) Reg S	26,486
83,657	OAO Gazprom (ADR) #	393,797
6,808	PhosAgro OAO (GDR) * # Reg S	76,904
10,270	Polymetal International (GBP) #	87,601
14,981	Rosneft Oil Co. (GDR) # Reg S	64,263
4,159	Severstal OAO (GDR) # Reg S	46,752
13,635	Surgutneftegas OJSC (ADR) #	83,633
3,439	Tatneft (ADR) #	102,022
		1,519,185
Singapore: 0.8%
535,619	Golden Agri-Resources Ltd. #	165,831
45,781	Olam International Ltd. #	66,103
208,364	Wilmar International Ltd. #	494,887
		726,821
South Africa: 1.5%
2,362	African Rainbow Minerals Ltd. #	19,231
2,992	Anglo American Platinum Ltd. * #	73,323
22,301	AngloGold Ashanti Ltd. (ADR) * †	208,291
825	Assore Ltd. † #	9,029
3,210	Astral Foods Ltd. #	47,615
39,318	Gold Fields Ltd. (ADR)	157,665
30,507	Impala Platinum Holdings Ltd. * #	147,673
1,371	Kumba Iron Ore Ltd. † #	17,623
24,292	Lonmin Plc (GBP) * #	42,275
8,816	Mondi Plc (GBP) #	169,543
19,185	Northern Platinum Ltd. * #	72,595
11,142	Sappi Ltd. * †	44,996
7,175	Sasol Ltd. #	242,509
39,872	Sibanye Gold Ltd. † #	85,112
		1,337,480
South Korea: 1.2%
1,681	Hyundai Steel Co. #	110,339
299	Korea Zinc Co. Ltd. #	114,329
1,896	POSCO #	414,405
876	SK Energy Co. Ltd. * #	75,147
345	SK Holdings Co. Ltd. #	52,790
589	S-Oil Corp. #	34,067
2,253	Woongjin Coway Co. Ltd. #	185,433
18	Young Poong Corp.	20,151
		1,006,661
Spain: 0.5%
3,094	Acerinox SA #	51,982
9,457	Gamesa Corp. Tecnologica SA * #	118,959
1,409	Pescanova SA * # §	—
14,018	Repsol YPF SA #	260,647
		431,588
Sweden: 0.7%
4,184	BillerudKorsnas AB #	67,297
6,466	Boliden AB #	127,912
1,223	Holmen AB (B Shares) #	41,201
3,342	Lundin Petroleum AB * † #	45,665
4,229	SSAB AB (B Shares) * † #	18,775
14,819	Svenska Cellulosa AB (B Shares) #	340,054
		640,904
Switzerland: 4.0%
156,340	Glencore Xstrata Plc (GBP) #	660,517
7,770	Syngenta AG #	2,641,050
4,814	Transocean, Inc. (USD) †	70,621
10,938	Weatherford International Plc (USD) *	134,537
		3,506,725
Taiwan: 0.3%
294,172	China Steel Corp. #	244,207
24,420	Formosa Petrochemical Corp. #	53,436
		297,643
Thailand: 0.2%
19,600	PTT Exploration & Production PCL (NVDR) #	65,631
12,100	PTT PCL (NVDR) #	120,030
		185,661
Turkey: 0.1%
42,201	Eregli Demir ve Celik Fabrikalari TAS #	65,647
1,734	Tupras-Turkiye Petrol Rafinerileri AS * #	41,118
		106,765
United Kingdom: 7.7%
32,867	Anglo American Plc #	491,232
9,090	Antofagasta Plc #	98,411
48,082	BG Group Plc #	590,584
257,335	BP Plc #	1,669,326
72,017	Centrica Plc #	269,565
77,916	CNH Industrial NV (USD)	635,795
22,252	DS Smith Plc #	113,705
3,312	ENSCO Plc CL A (USD)	69,784
8,904	Evraz Plc #	24,737
6,653	Kazakhmys Plc * #	21,147
3,420	Noble Corp Plc (USD) †	48,838
16,894	Pennon Group Plc #	206,500
21,036	Petra Diamonds Ltd. * #	56,738
3,569	Petrofac Ltd. #	50,282
21,863	Polyus Gold International Ltd. #	60,820
5,096	Randgold Resources Ltd. (ADR)	353,000
29,318	Rio Tinto Plc #	1,209,880
10,087	Severn Trent Plc #	307,706
12,831	Tullow Oil Plc #	53,830
28,863	United Utilities Group Plc #	399,393
		6,731,273
United States: 48.3%
6,713	AGCO Corp.	319,807
28,896	Alcoa, Inc.	373,336
2,568	Allegheny Technologies, Inc.	77,066
1,618	American States Water Co.	64,542
7,162	Anadarko Petroleum Corp.	593,085
2,228	Andersons, Inc.	92,172
5,326	Apache Corp.	321,318
7,485	Aqua America, Inc.	197,230
52,925	Archer-Daniels-Midland Co.	2,508,645
6,142	Baker Hughes, Inc.	390,508
12,103	Bunge Ltd.	996,803
5,840	Cabot Oil & Gas Corp.	172,455
2,738	Cameron International Corp. *	123,539
1,243	Carpenter Technology Corp.	48,328
3,997	CF Industries Holdings, Inc.	1,133,869
3,113	Cheniere Energy, Inc. *	240,946
7,313	Chesapeake Energy Corp. †	103,552
26,577	Chevron Corp.	2,790,053
1,238	Cimarex Energy Co.	142,481
1,684	Concho Resources, Inc. *	195,209
17,407	ConocoPhillips	1,083,760
3,255	Consol Energy, Inc.	90,782
1,210	Continental Resources, Inc. *	52,841
4,725	Cree, Inc. *	167,690
13,744	Darling International, Inc. *	192,553
28,327	Deere & Co.	2,483,995
5,462	Devon Energy Corp.	329,413
950	Diamond Offshore Drilling, Inc. †	25,450
7,752	EOG Resources, Inc.	710,781
2,147	EQT Corp.	177,922
59,292	Exxon Mobil Corp.	5,039,820
3,184	First Solar, Inc. *	190,371
3,271	FMC Technologies, Inc. *	121,060
24,584	Freeport-McMoRan Copper & Gold, Inc.	465,867
7,850	Graphic Packaging Holding Co.	114,139
12,010	Halliburton Co.	526,999
1,522	Helmerich & Payne, Inc.	103,603
3,434	Hess Corp.	233,066
2,772	HollyFrontier Corp.	111,628
5,966	Ingredion, Inc.	464,274
10,150	International Paper Co.	563,223
1,620	Itron, Inc. *	59,146
1,376	Joy Global, Inc.	53,912
24,087	Kinder Morgan, Inc.	1,013,099
1,003	Lindsay Corp.	76,479
3,417	Louisiana-Pacific Corp. *	56,415
9,540	Marathon Oil Corp.	249,089
4,019	MeadWestvaco Corp.	200,427
40,325	Monsanto Co.	4,538,175
25,947	Mosaic Co.	1,195,119
2,358	Murphy Oil Corp.	109,883
5,794	National Oilwell Varco, Inc.	289,642
27,669	Newmont Mining Corp.	600,694
5,467	Noble Energy, Inc.	267,336
7,543	Nucor Corp.	358,519
10,892	Occidental Petroleum Corp.	795,116
1,408	Oceaneering International, Inc.	75,933
2,946	ONEOK, Inc.	142,115
1,562	Ormat Technologies, Inc.	59,387
2,362	Packaging Corp. of America	184,685
7,682	Phillips 66	603,805
5,201	Pilgrim’s Pride Corp. †	117,491
2,106	Pioneer Natural Resources Co.	344,352
2,283	QEP Resources, Inc.	47,601
2,344	Range Resources Corp.	121,982
1,834	Reliance Steel & Aluminum Co.	112,021
3,359	Rock-Tenn Co. (Class A)	216,655
1,542	Royal Gold, Inc.	97,316
18,027	Schlumberger Ltd.	1,504,173
733	Schweitzer-Mauduit International, Inc.	33,806
23	Seaboard Corp. *	95,036
4,810	Southern Copper Corp. †	140,356
5,435	Southwestern Energy Co. * †	126,038
9,486	Spectra Energy Corp.	343,109
5,710	Steel Dynamics, Inc.	114,771
6,685	Stillwater Mining Co. *	86,370
2,170	Sunpower Corp. * †	67,943
1,765	Tesoro Corp.	161,127
11,364	Tractor Supply Co.	966,622
24,379	Tyson Foods, Inc.	933,716
3,444	United States Steel Corp. †	84,034
7,278	Valero Energy Corp.	463,026
12,603	Weyerhaeuser Co.	417,789
2,359	Whiting Petroleum Corp. *	72,893
9,514	Williams Companies, Inc.	481,313
1,190	Worthington Industries, Inc.	31,666
		42,244,363
Total Common Stocks (Cost: $101,023,525)		87,729,431
MONEY MARKET FUND: 0.1% (Cost: $43,071)
43,071	Dreyfus Government Cash Management Fund	43,071

Total Investments Before Collateral for Securities Loaned: 100.4% (Cost: $101,066,596)		87,772,502

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 4.7%
Repurchase Agreements: 4.7%
$1,000,000	Repurchase agreement dated 3/31/15 with Citigroup Global Markets, Inc., 0.14%, due 4/1/15, proceeds $1,000,004; (collateralized by various U.S. government and agency obligations, 0.00% to 11.00%, due 8/15/16 to 2/15/55, valued at $1,020,000 including accrued interest)	1,000,000

1,000,000	Repurchase agreement dated 3/31/15 with HSBC Securities USA, Inc., 0.11%, due 4/1/15, proceeds $1,000,003; (collateralized by various U.S. government and agency obligations, 0.00% to 9.38%, due 4/15/15 to 7/15/32, valued at $1,020,002 including accrued interest)	1,000,000

1,000,000	Repurchase agreement dated 3/31/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.15%, due 4/1/15, proceeds $1,000,004; (collateralized by various U.S. government and agency obligations, 0.00% to 7.00%, due 6/1/15 to 4/1/45, valued at $1,020,000 including accrued interest)	1,000,000

118,790	Repurchase agreement dated 3/31/15 with Morgan Stanley & Co. LLC , 0.12%, due 4/1/15, proceeds $118,790; (collateralized by various U.S. government and agency obligations, 2.00% to 9.00%, due 11/1/15 to 3/1/45, valued at $121,166 including accrued interest)	118,790

1,000,000	Repurchase agreement dated 3/31/15 with Royal Bank of Scotland PLC, 0.12%, due 4/1/15, proceeds $1,000,003; (collateralized by various U.S. government and agency obligations, 0.25% to 8.00%, due 7/31/15 to 2/15/44, valued at $1,020,002 including accrued interest)	1,000,000

Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $4,118,790)		4,118,790
Total Investments: 105.1% (Cost: $105,185,386)		91,891,292
Liabilities in excess of other assets: (5.1)%		(4,460,855)
NET ASSETS: 100.0%		$87,430,437

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
SGD	Singapore Dollar
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $3,916,015.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $31,451,062 which represents 36.0% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $0 which represents 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $295,193, or 0.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	1.4%	$1,195,549
Consumer Staples	10.0	8,795,443
Energy	40.4	35,461,413
Financials	0.5	417,789
Industrials	5.1	4,436,159
Information Technology	0.6	538,941
Materials	39.2	34,394,464
Utilities	2.8	2,489,673
Money Market Fund	0.0	43,071
	100.0%	$87,772,502

The summary of inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Argentina	$74,774	$—	$—	$74,774
Australia	—	3,198,895	—	3,198,895
Austria	20,311	196,263	—	216,574
Bermuda	55,842	—	—	55,842
Brazil	596,399	—	—	596,399
Canada	10,299,900	—	—	10,299,900
Chile	112,581	68,326	—	180,907
China / Hong Kong	46,550	1,954,735	—	2,001,285
Denmark	—	390,662	—	390,662
Finland	—	242,492	—	242,492
France	—	2,414,400	—	2,414,400
Germany	48,112	440,200	—	488,312
Hungary	—	32,030	—	32,030
India	—	306,609	—	306,609
Indonesia	—	91,729	—	91,729
Ireland	—	153,975	—	153,975
Italy	—	693,288	—	693,288
Japan	—	2,918,093	—	2,918,093
Luxembourg	189,541	225,089	—	414,630
Malaysia	43,947	520,857	—	564,804
Mexico	587,501	—	—	587,501
Netherlands	63,948	1,081,126	—	1,145,074
Norway	—	1,526,382	—	1,526,382
Peru	103,762	—	—	103,762
Philippines	20,674	9,159	—	29,833
Poland	—	203,294	—	203,294
Portugal	—	62,916	—	62,916
Russia	26,486	1,492,699	—	1,519,185
Singapore	—	726,821	—	726,821
South Africa	410,952	926,528	—	1,337,480
South Korea	20,151	986,510	—	1,006,661
Spain	—	431,588	—	431,588
Sweden	—	640,904	—	640,904
Switzerland	205,158	3,301,567	—	3,506,725
Taiwan	—	297,643	—	297,643
Thailand	—	185,661	—	185,661
Turkey	—	106,765	—	106,765
United Kingdom	1,107,417	5,623,856	—	6,731,273
United States	42,244,363	—	—	42,244,363
Money Market Fund	43,071	—	—	43,071
Repurchase Agreements	—	4,118,790	—	4,118,790
Total	$56,321,440	$35,569,852	$—	$91,891,292

During the period ended March 31, 2015, transfers of securities from Level 1 to Level 2 were $ 244,334 and transfers from Level 2 to Level 1 were $ 197,301. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2015:

Common Stocks
	China/Hong Kong	Spain
Balance as of December 31, 2014	$10,727	$—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Purchases	—	—
Sales	—	—
Transfers in and/or out of level 3	(10,727)	—
Balance as of March 31, 2015	$—	$—

Transfers from Level 3 to Level 1 resulted primarily from resumed trading.

See Notes to Schedules of Investments

OIL SERVICES ETF

SCHEDULE OF INVESTMENTS

March 31, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Bermuda: 5.4%
2,205,370	Nabors Industries Ltd. (USD)	$30,103,300
3,280,453	Seadrill Ltd. (USD) †	30,672,235
		60,775,535
Luxembourg: 3.9%
1,597,862	Tenaris SA (ADR)	44,740,136
Netherlands: 2.4%
255,819	Core Laboratories NV (USD) †	26,730,527
Switzerland: 7.3%
2,427,228	Transocean, Inc. (USD) †	35,607,435
3,787,825	Weatherford International Plc (USD) *	46,590,247
		82,197,682
United Kingdom: 5.7%
1,945,113	ENSCO Plc CL A (USD)	40,983,531
1,688,589	Noble Corp Plc (USD) †	24,113,051
		65,096,582
United States: 75.3%
1,354,052	Baker Hughes, Inc.	86,090,626
1,242,569	Cameron International Corp. *	56,064,713
94,064	CARBO Ceramics, Inc. †	2,869,893
615,083	Diamond Offshore Drilling, Inc. †	16,478,074
575,991	Dresser-Rand Group, Inc. *	46,280,877
1,190,571	FMC Technologies, Inc. *	44,063,033
2,993,566	Halliburton Co.	131,357,676
773,083	Helmerich & Payne, Inc. †	52,623,760
1,466,046	McDermott International, Inc. * †	5,629,617
1,449,162	National Oilwell Varco, Inc.	72,443,608
635,288	Oceaneering International, Inc.	34,261,082
252,196	Oil States International, Inc. *	10,029,835
1,042,711	Patterson-UTI Energy, Inc.	19,576,899
860,463	Rowan Companies Plc	15,238,800
2,734,702	Schlumberger Ltd.	228,183,535
1,189,323	Superior Energy Services, Inc.	26,569,476
279,434	Tidewater, Inc. †	5,348,367
		853,109,871
Total Common Stocks (Cost: $1,626,385,738)		1,132,650,333
MONEY MARKET FUND: 0.0% (Cost: $116,478)
116,478	Dreyfus Government Cash Management Fund	116,478
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $1,626,502,216)		1,132,766,811

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 11.4%
Repurchase Agreements: 11.4%
$30,552,173	Repurchase agreement dated 3/31/15 with Citigroup Global Markets, Inc., 0.14%, due 4/1/15, proceeds $30,552,292; (collateralized by various U.S. government and agency obligations, 0.00% to 11.00%, due 8/15/16 to 2/15/55, valued at $31,163,217 including accrued interest)	30,552,173

30,552,173	Repurchase agreement dated 3/31/15 with HSBC Securities USA, Inc., 0.11%, due 4/1/15, proceeds $30,552,266; (collateralized by various U.S. government and agency obligations, 0.00% to 9.38%, due 4/15/15 to 7/15/32, valued at $31,163,287 including accrued interest)	30,552,173

30,552,173	Repurchase agreement dated 3/31/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.15%, due 4/1/15, proceeds $30,552,300; (collateralized by various U.S. government and agency obligations, 0.00% to 7.00%, due 6/1/15 to 4/1/45, valued at $31,163,216 including accrued interest)	30,552,173

6,431,672	Repurchase agreement dated 3/31/15 with Morgan Stanley & Co. LLC , 0.12%, due 4/1/15, proceeds $6,431,693; (collateralized by various U.S. government and agency obligations, 2.00% to 9.00%, due 11/1/15 to 3/1/45, valued at $6,560,305 including accrued interest)	6,431,672

30,552,173	Repurchase agreement dated 3/31/15 with Royal Bank of Scotland PLC, 0.12%, due 4/1/15, proceeds $30,552,275; (collateralized by various U.S. government and agency obligations, 0.25% to 8.00%, due 7/31/15 to 2/15/44, valued at $31,163,280 including accrued interest)	30,552,173

Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $128,640,364)		128,640,364
Total Investments: 111.4% (Cost: $1,755,142,580)		1,261,407,175
Liabilities in excess of other assets: (11.4)%		(128,733,370)
NET ASSETS: 100.0%		$1,132,673,805

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $124,334,079.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Oil & Gas Drilling	23.4%	$265,397,085
Oil & Gas Equipment & Services	76.6	867,253,248
Money Market Fund	0.0	116,478
	100.0%	$1,132,766,811

The summary of inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$1,132,650,333	$—	$—	$1,132,650,333
Money Market Fund	116,478	—	—	116,478
Repurchase Agreements	—	128,640,364	—	128,640,364
Total	$1,132,766,811	$128,640,364	$—	$1,261,407,175

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended March 31, 2015.

See Notes to Schedules of Investments

RARE EARTH/STRATEGIC METALS ETF

SCHEDULE OF INVESTMENTS

March 31, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 97.6%
Australia: 16.8%
8,496,367	Alkane Resources Ltd. *	$1,882,332
794,821	Iluka Resources Ltd. #	5,138,832
71,980,940	Lynas Corp. Ltd. * † #	2,353,345
		9,374,509
Canada: 3.2%
1,063,946	5N Plus, Inc. *	1,806,146
Chile: 5.3%
388,196	Molibdenos y Metales SA #	2,958,340
China / Hong Kong: 17.2%
6,284,474	China Molybdenum Co. Ltd. (Class H) † #	4,433,373
15,930,497	China Rare Earth Holdings Ltd. * † #	2,540,056
56,502,964	North Mining Shares Co. Ltd. * † #	2,626,733
		9,600,162
France: 6.4%
39,325	Eramet SA * † #	3,590,558
Ireland: 4.1%
42,956,486	Kenmare Resources Plc (GBP) *	2,327,567
Japan: 11.0%
138,592	OSAKA Titanium Technologies Co. † #	2,935,556
435,047	Toho Titanium Co. Ltd. * † #	3,196,943
		6,132,499
Mexico: 3.0%
1,737,932	Cia Minera Autlan SAB de CV *	1,667,858
South Africa: 5.6%
284,663	Assore Ltd. † #	3,115,374
United Kingdom: 2.5%
94,571,361	Rare Earth Minerals Plc *	1,410,932
United States: 22.5%
3,580,863	Molycorp, Inc. * †	1,379,707
88,320	RTI International Metals, Inc. *	3,171,571
2,372,711	Thompson Creek Metals Co., Inc. *	3,131,979
242,665	Tronox Ltd.	4,933,379
		12,616,636
Total Common Stocks (Cost: $98,604,293)		54,600,581
PREFERRED STOCKS: 2.5%
Brazil: 2.5% (Cost: $3,138,720)
639,423	Cia de Ferro Ligas da Bahia	1,384,440
Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $101,743,013)		55,985,021

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 19.3%
Repurchase Agreements: 19.3%
$2,560,179	Repurchase agreement dated 3/31/15 with Citigroup Global Markets, Inc., 0.14%, due 4/1/15, proceeds $2,560,189; (collateralized by various U.S. government and agency obligations, 0.00% to 11.00%, due 8/15/16 to 2/15/55, valued at $2,611,383 including accrued interest)	2,560,179

2,560,179	Repurchase agreement dated 3/31/15 with HSBC Securities USA, Inc., 0.11%, due 4/1/15, proceeds $2,560,187; (collateralized by various U.S. government and agency obligations, 0.00% to 9.38%, due 4/15/15 to 7/15/32, valued at $2,611,389 including accrued interest)	2,560,179

2,560,179	Repurchase agreement dated 3/31/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.15%, due 4/1/15, proceeds $2,560,190; (collateralized by various U.S. government and agency obligations, 0.00% to 7.00%, due 6/1/15 to 4/1/45, valued at $2,611,383 including accrued interest)	2,560,179

538,951	Repurchase agreement dated 3/31/15 with Morgan Stanley & Co. LLC , 0.12%, due 4/1/15, proceeds $538,953; (collateralized by various U.S. government and agency obligations, 2.00% to 9.00%, due 11/1/15 to 3/1/45, valued at $549,730 including accrued interest)	538,951

2,560,179	Repurchase agreement dated 3/31/15 with Royal Bank of Scotland PLC, 0.12%, due 4/1/15, proceeds $2,560,188; (collateralized by various U.S. government and agency obligations, 0.25% to 8.00%, due 7/31/15 to 2/15/44, valued at $2,611,388 including accrued interest)	2,560,179

Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $10,779,667)		10,779,667
Total Investments: 119.4% (Cost: $112,522,680)		66,764,688
Liabilities in excess of other assets: (19.4)%		(10,849,876)
NET ASSETS: 100.0%		$55,914,812

GBP	British Pound

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $9,274,329.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $32,889,110 which represents 58.8% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Commodity Chemicals	8.8%	$4,933,379
Diversified Metals & Mining	76.6	42,899,934
Electronic Components	3.2	1,806,146
Gold	3.4	1,882,332
Materials	2.5	1,410,932
Steel	5.5	3,052,298
	100.0%	$55,985,021

The summary of inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$1,882,332	$7,492,177	$—	$9,374,509
Canada	1,806,146	—	—	1,806,146
Chile	—	2,958,340	—	2,958,340
China / Hong Kong	—	9,600,162	—	9,600,162
France	—	3,590,558	—	3,590,558
Ireland	2,327,567	—	—	2,327,567
Japan	—	6,132,499	—	6,132,499
Mexico	1,667,858	—	—	1,667,858
South Africa	—	3,115,374	—	3,115,374
United Kingdom	1,410,932	—	—	1,410,932
United States	12,616,636	—	—	12,616,636
Preferred Stocks	1,384,440	—	—	1,384,440
Repurchase Agreements	—	10,779,667	—	10,779,667
Total	$23,095,911	$43,668,777	$—	$66,764,688

During the period ended March 31, 2015, transfers of securities from Level 1 to Level 2 were $3,379,243 and transfers from Level 2 to Level 1 were $4,333,913. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

SOLAR ENERGY ETF

SCHEDULE OF INVESTMENTS

March 31, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Canada: 4.6%
33,587	Canadian Solar, Inc. (USD) *	$1,121,470
China / Hong Kong: 38.4%
475,000	China Singyes Solar Technologies Holdings Ltd. † #	648,542
5,692,000	GCL-Poly Energy Holdings Ltd. * † #	1,506,885
2,226,000	Hanergy Thin Film Power Group Ltd. * † #	2,004,280
55,516	JA Solar Holdings Co. Ltd. (ADR) * †	530,733
22,744	JinkoSolar Holding Co. Ltd. (ADR) * †	583,156
91,589	Renesola Ltd. (ADR) * †	134,636
1,738,000	Shunfeng International Clean Energy Ltd. * † #	1,307,619
95,808	Trina Solar Ltd. (ADR) * †	1,158,319
4,546,000	United Photovoltaics Group Ltd. * #	504,794
2,458,000	Xinyi Solar Holdings Ltd. † #	761,856
151,185	Yingli Green Energy Holding Co. Ltd. (ADR) * †	279,692
		9,420,512
Germany: 1.1%
22,047	SMA Solar Technology AG * † #	281,264
Norway: 1.5%
1,256,302	Renewable Energy Corp. AS * #	364,160
Singapore: 1.5%
29,112	REC Solar ASA (NOK) * #	365,899
South Korea: 0.3%
52,990	Woongjin Energy Co. Ltd. * #	81,246
Switzerland: 1.8%
70,318	Meyer Burger Technology AG * † #	445,484
Taiwan: 16.3%
404,000	Danen Technology Corp. * #	135,230
531,000	E-Ton Solar Tech Co. Ltd. * #	310,635
31,500	Giga Solar Materials Corp. #	532,405
470,688	Gintech Energy Corp. * #	324,438
311,322	Green Energy Technology, Inc. * #	188,558
408,000	Motech Industries, Inc. #	551,710
801,306	Neo Solar Power Corp. #	707,734
669,000	Sino-American Silicon Products, Inc. #	1,009,950
395,301	Solartech Energy Corp. * #	248,218
		4,008,878
United States: 34.5%
27,732	Advanced Energy Industries, Inc. *	711,603
28,128	First Solar, Inc. *	1,681,773
30,971	SolarCity Corp. * †	1,588,193
82,152	SunEdison, Inc. * †	1,971,648
36,501	Sunpower Corp. * †	1,142,846
37,849	TerraForm Power, Inc.	1,381,867
		8,477,930
Total Common Stocks (Cost: $22,569,963)		24,566,843
MONEY MARKET FUND: 0.1% (Cost: $13,326)
13,326	Dreyfus Government Cash Management Fund	13,326
Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $22,583,289)		24,580,169

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 28.1%
Repurchase Agreements: 28.1%
$1,642,369	Repurchase agreement dated 3/31/15 with Citigroup Global Markets, Inc., 0.14%, due 4/1/15, proceeds $1,642,375; (collateralized by various U.S. government and agency obligations, 0.00% to 11.00%, due 8/15/16 to 2/15/55, valued at $1,675,216 including accrued interest)	1,642,369

1,642,369	Repurchase agreement dated 3/31/15 with HSBC Securities USA, Inc., 0.11%, due 4/1/15, proceeds $1,642,374; (collateralized by various U.S. government and agency obligations, 0.00% to 9.38%, due 4/15/15 to 7/15/32, valued at $1,675,220 including accrued interest)	1,642,369

1,642,369	Repurchase agreement dated 3/31/15 with JP Morgan Securities LLC, 0.14%, due 4/1/15, proceeds $1,642,375; (collateralized by various U.S. government and agency obligations, 0.00% to 5.39%, due 4/1/25 to 4/1/45, valued at $1,675,226 including accrued interest)	1,642,369

1,642,369	Repurchase agreement dated 3/31/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.15%, due 4/1/15, proceeds $1,642,376; (collateralized by various U.S. government and agency obligations, 0.00% to 7.00%, due 6/1/15 to 4/1/45, valued at $1,675,216 including accrued interest)	1,642,369

345,739	Repurchase agreement dated 3/31/15 with Morgan Stanley & Co. LLC , 0.12%, due 4/1/15, proceeds $345,740; (collateralized by various U.S. government and agency obligations, 2.00% to 9.00%, due 11/1/15 to 3/1/45, valued at $352,654 including accrued interest)	345,739

Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $6,915,215)		6,915,215
Total Investments: 128.2% (Cost: $29,498,504)		31,495,384
Liabilities in excess of other assets: (28.2)%		(6,936,166)
NET ASSETS: 100.0%		$24,559,218

ADR	American Depositary Receipt
NOK	Norwegian Krone
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $6,670,204.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $12,280,907 which represents 50.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Construction & Engineering	2.6%	$648,542
Electrical Components & Equipment	6.5	1,588,193
Industrial Machinery	1.8	445,484
Information Technology	13.5	3,311,899
Semiconductor Equipment	29.8	7,330,068
Semiconductors	40.1	9,860,790
Utilities	5.6	1,381,867
Money Market Fund	0.1	13,326
	100.0%	$24,580,169

The summary of inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Canada	$1,121,470	$—	$—	$1,121,470
China / Hong Kong	2,686,536	6,733,976	—	9,420,512
Germany	—	281,264	—	281,264
Norway	—	364,160	—	364,160
Singapore	—	365,899	—	365,899
South Korea	—	81,246	—	81,246
Switzerland	—	445,484	—	445,484
Taiwan	—	4,008,878	—	4,008,878
United States	8,477,930	—	—	8,477,930
Money Market Fund	13,326	—	—	13,326
Repurchase Agreements	—	6,915,215	—	6,915,215
Total	$12,299,262	$19,196,122	$—	$31,495,384

During the period ended March 31, 2015, transfers of securities from Level 1 to Level 2 were $ 1,690,018. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

STEEL ETF

SCHEDULE OF INVESTMENTS

March 31, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.2%
Brazil: 18.4%
1,127,901	Cia Siderurgica Nacional SA (ADR) †	$1,894,874
815,451	Gerdau SA (ADR) †	2,609,443
1,180,925	Vale SA (ADR) †	6,672,226
		11,176,543
India: 4.7%
229,183	Sesa Sterlite Ltd. (ADR)	2,841,869
Luxembourg: 16.5%
375,016	ArcelorMittal (USD) †	3,532,651
132,918	Tenaris SA (ADR)	3,721,704
152,870	Ternium SA (ADR)	2,762,361
		10,016,716
Russia: 0.7%
338,381	Mechel OAO (ADR) *	419,592
South Korea: 7.0%
78,532	POSCO (ADR)	4,292,559
United Kingdom: 13.3%
195,908	Rio Tinto Plc (ADR) †	8,110,591
United States: 39.6%
19,151	A.M. Castle & Co. * †	69,901
144,519	AK Steel Holding Corp. * †	646,000
91,382	Allegheny Technologies, Inc.	2,742,374
42,748	Carpenter Technology Corp.	1,662,042
124,599	Cliffs Natural Resources, Inc. †	599,321
95,452	Commercial Metals Co.	1,545,368
25,157	Gibraltar Industries, Inc. *	412,826
8,759	Handy & Harman Ltd. *	359,645
8,422	LB Foster Co.	399,877
71,844	Nucor Corp.	3,414,745
47,832	Reliance Steel & Aluminum Co.	2,921,579
21,773	Schnitzer Steel Industries, Inc. †	345,320
141,140	Steel Dynamics, Inc.	2,836,914
53,902	SunCoke Energy, Inc.	805,296
36,357	TimkenSteel Corp.	962,370
118,997	United States Steel Corp. †	2,903,527
55,300	Worthington Industries, Inc.	1,471,533
		24,098,638
Total Common Stocks (Cost: $124,366,227)		60,956,508

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 29.8%
Repurchase Agreements: 29.8%
$4,306,507	Repurchase agreement dated 3/31/15 with Citigroup Global Markets, Inc., 0.14%, due 4/1/15, proceeds $4,306,524; (collateralized by various U.S. government and agency obligations, 0.00% to 11.00%, due 8/15/16 to 2/15/55, valued at $4,392,637 including accrued interest)	4,306,507

4,306,507	Repurchase agreement dated 3/31/15 with HSBC Securities USA, Inc., 0.11%, due 4/1/15, proceeds $4,306,520; (collateralized by various U.S. government and agency obligations, 0.00% to 9.38%, due 4/15/15 to 7/15/32, valued at $4,392,647 including accrued interest)	4,306,507

4,306,507	Repurchase agreement dated 3/31/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.15%, due 4/1/15, proceeds $4,306,525; (collateralized by various U.S. government and agency obligations, 0.00% to 7.00%, due 6/1/15 to 4/1/45, valued at $4,392,637 including accrued interest)	4,306,507

906,579	Repurchase agreement dated 3/31/15 with Morgan Stanley & Co. LLC , 0.12%, due 4/1/15, proceeds $906,582; (collateralized by various U.S. government and agency obligations, 2.00% to 9.00%, due 11/1/15 to 3/1/45, valued at $924,711 including accrued interest)	906,579

4,306,507	Repurchase agreement dated 3/31/15 with Royal Bank of Scotland PLC, 0.12%, due 4/1/15, proceeds $4,306,521; (collateralized by various U.S. government and agency obligations, 0.25% to 8.00%, due 7/31/15 to 2/15/44, valued at $4,392,646 including accrued interest)	4,306,507

Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $18,132,607)		18,132,607
Total Investments: 130.0% (Cost: $142,498,834)		79,089,115
Liabilities in excess of other assets: (30.0)%		(18,252,011)
NET ASSETS: 100.0%		$60,837,104

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $16,994,875.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Energy	6.1%	$3,721,704
Industrials	1.3	812,703
Materials	92.6	56,422,101
	100.0%	$60,956,508

The summary of inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$60,956,508	$—	$—	$60,956,508
Repurchase Agreements	—	18,132,607	—	18,132,607
Total	$60,956,508	$18,132,607	$—	$79,089,115

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended March 31, 2015.

See Notes to Schedules of Investments

UNCONVENTIONAL OIL & GAS ETF

SCHEDULE OF INVESTMENTS

March 31, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.4%
Canada: 20.9%
56,751	ARC Resources Ltd. †	$975,051
66,123	Athabasca Oil Corp. *	109,639
28,628	Baytex Energy Corp. (USD) †	452,322
20,339	Birchcliff Energy Ltd. *	108,882
25,755	Bonavista Energy Corp. †	129,741
132,506	Cenovus Energy, Inc. (USD)	2,236,701
65,288	Crescent Point Energy Corp. (USD) †	1,458,534
141,888	EnCana Corp. (USD)	1,582,051
37,134	Enerplus Corp. (USD) †	376,539
53,296	Husky Energy, Inc.	1,087,802
32,783	Lightstream Resources Ltd.	23,037
24,657	MEG Energy Corp. *	398,328
10,041	Paramount Resources Ltd. *	247,358
83,987	Pengrowth Energy Corp. (USD)	251,121
78,889	Penn West Petroleum Ltd. (USD) †	130,167
23,060	Peyto Exploration & Development Corp. †	618,332
20,763	PrairieSky Royalty Ltd. †	489,853
39,737	Surge Energy, Inc. †	91,616
138,456	Talisman Energy, Inc. (USD)	1,063,342
29,000	Tourmaline Oil Corp. *	877,671
42,538	Whitecap Resources, Inc. †	482,310
		13,190,397
United States: 79.5%
62,166	Anadarko Petroleum Corp.	5,147,967
10,435	Antero Resources Corp. * †	368,564
49,672	Apache Corp.	2,996,712
7,038	Bonanza Creek Energy, Inc. *	173,557
38,088	BreitBurn Energy Partners LP †	208,722
46,257	Cabot Oil & Gas Corp.	1,365,969
40,389	California Resources Corp.	307,360
6,460	Carrizo Oil & Gas, Inc. *	320,739
85,262	Chesapeake Energy Corp. †	1,207,310
12,496	Cimarex Energy Co.	1,438,165
11,701	Concho Resources, Inc. *	1,356,380
12,088	Continental Resources, Inc. *	527,883
38,639	Denbury Resources, Inc. †	281,678
65,325	Devon Energy Corp.	3,939,751
6,169	Diamondback Energy, Inc. *	474,026
8,435	Energen Corp.	556,710
49,958	EOG Resources, Inc.	4,580,649
19,424	EQT Corp.	1,609,667
28,177	EXCO Resources, Inc. †	51,564
12,533	Gulfport Energy Corp. *	575,390
49,472	Halcon Resources Corp. * †	76,187
40,259	Hess Corp.	2,732,378
12,357	Laredo Petroleum, Inc. * †	161,135
11,747	Legacy Reserves LP †	118,880
36,961	Linn Energy, LLC †	408,789
23,211	LinnCo, LLC †	222,129
103,595	Marathon Oil Corp.	2,704,866
10,668	Matador Resources Co. *	233,843
17,476	Memorial Resource Development Corp. *	310,024
10,347	National Fuel Gas Co. †	624,235
18,214	Newfield Exploration Co. *	639,129
38,411	Noble Energy, Inc.	1,878,298
5,403	Northern Oil and Gas, Inc. * †	41,657
13,110	Oasis Petroleum, Inc. * †	186,424
66,544	Occidental Petroleum Corp.	4,857,712
16,139	Pioneer Natural Resources Co.	2,638,888
25,360	QEP Resources, Inc.	528,756
20,435	Range Resources Corp.	1,063,437
6,671	Rosetta Resources, Inc. *	113,540
8,527	SM Energy Co.	440,675
47,904	Southwestern Energy Co. * †	1,110,894
16,566	Ultra Petroleum Corp. * †	258,927
4,678	Unit Corp. *	130,890
15,116	Vanguard Natural Resources, LLC †	211,322
24,130	Whiting Petroleum Corp. *	745,617
25,034	WPX Energy, Inc. *	273,622
		50,201,017
Total Common Stocks (Cost: $85,036,361)		63,391,414

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 14.8%
Repurchase Agreements: 14.8%
$2,223,365	Repurchase agreement dated 3/31/15 with Citigroup Global Markets, Inc., 0.14%, due 4/1/15, proceeds $2,223,374; (collateralized by various U.S. government and agency obligations, 0.00% to 11.00%, due 8/15/16 to 2/15/55, valued at $2,267,832 including accrued interest)	2,223,365

2,223,365	Repurchase agreement dated 3/31/15 with HSBC Securities USA, Inc., 0.11%, due 4/1/15, proceeds $2,223,372; (collateralized by various U.S. government and agency obligations, 0.00% to 9.38%, due 4/15/15 to 7/15/32, valued at $2,267,838 including accrued interest)	2,223,365

2,223,365	Repurchase agreement dated 3/31/15 with JP Morgan Securities LLC, 0.14%, due 4/1/15, proceeds $2,223,374; (collateralized by various U.S. government and agency obligations, 0.00% to 5.39%, due 4/1/25 to 4/1/45, valued at $2,267,845 including accrued interest)	2,223,365

2,223,365	Repurchase agreement dated 3/31/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.15%, due 4/1/15, proceeds $2,223,374; (collateralized by various U.S. government and agency obligations, 0.00% to 7.00%, due 6/1/15 to 4/1/45, valued at $2,267,832 including accrued interest)	2,223,365

468,047	Repurchase agreement dated 3/31/15 with Morgan Stanley & Co. LLC , 0.12%, due 4/1/15, proceeds $468,049; (collateralized by various U.S. government and agency obligations, 2.00% to 9.00%, due 11/1/15 to 3/1/45, valued at $477,408 including accrued interest)	468,047

Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $9,361,507)		9,361,507
Total Investments: 115.2% (Cost: $94,397,868)		72,752,921
Liabilities in excess of other assets: (15.2)%		(9,579,673)
NET ASSETS: 100.0%		$63,173,248

USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $9,034,372.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Energy	14.0%	$8,897,255
Gas Utilities	1.0	624,235
Integrated Oil & Gas	17.2	10,914,593
Oil & Gas Exploration & Production	67.8	42,955,331
	100.0%	$63,391,414

The summary of inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$63,391,414	$—	$—	$63,391,414
Repurchase Agreements	—	9,361,507	—	9,361,507
Total	$63,391,414	$9,361,507	$—	$72,752,921

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended March 31, 2015.

See Notes to Schedules of Investments

URANIUM+NUCLEAR ENERGY ETF

SCHEDULE OF INVESTMENTS

March 31, 2015 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Australia: 0.1%
17,875	Energy Resources of Australia Ltd. *	$17,070
166,016	Paladin Energy Ltd. (CAD) *	47,190
		64,260
Canada: 1.3%
46,777	Cameco Corp. (USD)	651,604
51,111	Denison Mines Corp. *	40,760
11,086	Uranium Energy Corp. (USD) * †	16,629
		708,993
Czech Republic: 0.9%
21,432	CEZ AS #	523,446
Finland: 1.8%
49,547	Fortum OYJ #	1,036,812
France: 3.2%
29,203	Alstom SA * #	897,566
39,519	Electricite de France SA #	946,496
		1,844,062
India: 1.4%
29,625	Larsen & Toubro Ltd. (GDR) # Reg S	822,517
Japan: 21.7%
42,400	Chugoku Electric Power Co., Inc. #	552,743
508,000	Hitachi Ltd. #	3,469,855
25,200	Hokkaido Electric Power Co., Inc. * #	198,185
27,900	Hokuriku Electric Power Co. #	369,217
168,714	IHI Corp. #	788,927
31,974	JGC Corp. #	634,977
140,205	Kajima Corp. #	650,075
113,400	Kansai Electric Power Co., Inc. * #	1,080,892
63,000	Kyushu Electric Power Co., Inc. * #	610,440
448,106	Mitsubishi Heavy Industries Ltd. #	2,465,808
29,600	Shikoku Electric Power Co., Inc. * #	364,341
5,300	Taihei Dengyo Kaisha Ltd. #	38,216
66,800	Tohoku Electric Power Co., Inc. #	758,806
106,700	Tokyo Electric Power Co., Inc. * #	403,888
3,800	Toshiba Plant Systems & Services Corp. #	52,360
14,000	Toyo Engineering Corp. #	36,537
		12,475,267
Netherlands: 1.0%
12,048	Chicago Bridge & Iron Co. NV (USD) †	593,484
South Korea: 2.6%
5,639	Doosan Heavy Industries & Construction Co. Ltd. #	143,518
1,320	KEPCO Engineering & Construction Co., Inc. #	57,389
63,083	Korea Electric Power Corp. (ADR) *	1,293,201
		1,494,108
United Kingdom: 2.4%
42,844	AMEC Plc #	573,533
48,682	Babcock International Group Plc #	710,694
53,974	Serco Group Plc † #	109,626
		1,393,853
United States: 63.5%
26,420	Ameren Corp.	1,114,924
26,250	AMETEK, Inc.	1,379,175
52,693	Dominion Resources, Inc.	3,734,353
18,357	DTE Energy Co.	1,481,226
60,025	Duke Energy Corp.	4,608,719
14,795	Entergy Corp.	1,146,465
76,500	Exelon Corp. †	2,571,165
33,558	FirstEnergy Corp.	1,176,543
12,343	Flowserve Corp.	697,256
45,506	NextEra Energy, Inc.	4,734,899
38,590	PG&E Corp.	2,047,971
10,572	Pinnacle West Capital Corp.	673,965
77,940	PPL Corp.	2,623,460
59,172	Public Service Enterprise Group, Inc.	2,480,490
3,918	SPX Corp.	332,638
89,235	The Southern Co.	3,951,326
50,393	Xcel Energy, Inc.	1,754,180
		36,508,755
Total Common Stocks (Cost: $55,512,022)		57,465,557
RIGHTS: 0.0% (Cost: $62,574)
United Kingdom: 0.0%
53,974	Serco Group Plc Rights (GBP 0.37, expiring 05/16/15) *	32,851
CLOSED-END FUND: 0.1% (Cost: $38,705)
8,070	Uranium Participation Corp. *	35,874
Total Investments Before Collateral for Securities Loaned: 100.0%
(Cost: $55,613,301)		57,534,282

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 5.0%
Repurchase Agreements: 5.0%
$1,000,000	Repurchase agreement dated 3/31/15 with Citigroup Global Markets, Inc., 0.14%, due 4/1/15, proceeds $1,000,004; (collateralized by various U.S. government and agency obligations, 0.00% to 11.00%, due 8/15/16 to 2/15/55, valued at $1,020,000 including accrued interest)	1,000,000

1,000,000	Repurchase agreement dated 3/31/15 with HSBC Securities USA, Inc., 0.11%, due 4/1/15, proceeds $1,000,003; (collateralized by various U.S. government and agency obligations, 0.00% to 9.38%, due 4/15/15 to 7/15/32, valued at $1,020,002 including accrued interest)	1,000,000

903,803	Repurchase agreement dated 3/31/15 with Mizuho Securities USA, Inc., 0.15%, due 4/1/15, proceeds $903,807; (collateralized by various U.S. government and agency obligations, 2.00% to 5.00%, due 5/1/44 to 4/1/45, valued at $921,879 including accrued interest)	903,803

Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $2,903,803)		2,903,803
Total Investments: 105.0% (Cost: $58,517,104)		60,438,085
Liabilities in excess of other assets: (5.0)%		(2,903,380)
NET ASSETS: 100.0%		$57,534,705

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,845,094.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $18,296,864 which represents 31.8% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Energy	2.3%	$1,346,786
Financials	0.1	35,874
Industrials	18.2	10,443,614
Information Technology	6.0	3,469,855
Utilities	73.4	42,238,153
	100.0%	$57,534,282

The summary of inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$64,260	$—	$—	$64,260
Canada	708,993	—	—	708,993
Czech Republic	—	523,446	—	523,446
Finland	—	1,036,812	—	1,036,812
France	—	1,844,062	—	1,844,062
India	—	822,517	—	822,517
Japan	—	12,475,267	—	12,475,267
Netherlands	593,484	—	—	593,484
South Korea	1,293,201	200,907	—	1,494,108
United Kingdom	—	1,393,853	—	1,393,853
United States	36,508,755	—	—	36,508,755
Closed-End Fund	35,874	—	—	35,874
Rights	32,851	—	—	32,851
Repurchase Agreements	—	2,903,803	—	2,903,803
Total	$39,237,418	$21,200,667	$—	$60,438,085

During the period ended March 31, 2015, transfers of securities from Level 1 to Level 2 were $ 137,822 and transfers from Level 2 to Level 1 were $21,845. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

MARKET VECTORS ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2015 (unaudited)

Security Valuation—The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

Income Taxes–As of March 31, 2015, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Agribusiness ETF	$1,601,979,266	$201,966,563	$(338,718,942)	$(136,752,379)
Coal ETF	184,537,951	1,168,446	(83,125,524)	(81,957,078)
Global Alternative Energy ETF	129,266,083	11,628,349	(34,034,334)	(22,405,985)
Gold Miners ETF	10,204,827,799	28,110,792	(3,724,372,670)	(3,696,261,878)
Junior Gold Miners ETF	2,406,745,667	65,213,061	(703,140,092)	(637,927,031)
Natural Resources ETF	106,820,178	9,202,443	(24,131,329)	(14,928,886)
Oil Services ETF	1,844,633,629	—	(583,226,454)	(583,226,454)
Rare Earth / Strategic Metals ETF	139,732,393	2,275,415	(75,243,120)	(72,967,705)
Solar Energy ETF	35,682,158	4,677,631	(8,864,405)	(4,186,774)
Steel ETF	163,737,713	152,906	(84,801,504)	(84,648,598)
Unconventional Oil & Gas ETF	98,148,233	226,604	(25,621,916)	(25,395,312)
Uranium+Nuclear Energy ETF	58,846,202	4,421,854	(2,829,971)	1,591,883

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Market Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: May 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Market Vectors ETF Trust

Date: May 26, 2015

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: May 26, 2015